Related Parties	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related Parties
17. Related Parties
The Company has entered into various agreements with the Parent and its affiliates for services necessary to conduct its activities. These agreements specify that the parties will provide to and receive from each other certain general services related to sharing common management, personnel and facilities, and that the related expenses will be shared. These expenses include rent, payroll, benefits, data processing systems, and other charges. General service expenses are allocated among legal entities using various methodologies to estimate service utilization, including headcount, time studies or relevant activity levels, which management believes to be reasonable. In addition, the Company paid concessions, general agent fees, administrative and underwriting fees for services provided by its affiliates. These affiliates primarily included Symetra Securities, Inc. and Medical Risk Managers, Inc.
The Company’s affiliate, Symetra Assigned Benefits Service Company (SABSCO), purchased future payment streams of structured settlement annuity contracts issued by the Company from third-party payees. These contracts were assigned to and owned by SABSCO. The Company issued commutation endorsements to pay SABSCO lump sum amounts in lieu of receiving the future payment streams in the structured settlement annuity contracts and releases its reserves related to the contracts.
The Company records intercompany receivables in receivables and other assets and intercompany payables in other liabilities on the consolidated balance sheets. It is the Company’s policy to settle amounts due with affiliated companies within 30 days, except for certain long-term compensation liabilities that are settled when the awards are paid to the employee. Payables and receivables are aggregated and reported net for each affiliated entity. Balances and transactions with related parties recorded in the Company’s consolidated financial statements were as follows:

	As of December 31, 2017	As of December 31, 2016
Balances with Parent and affiliates:
Receivables	$0.1	$0.3
Payables	17.1	—

	Successor Company		Predecessor Company
	For the Year Ended December 31, 2017	February 1 to December 31, 2016	January 1 to January 31, 2016	For the Year Ended December 31, 2015
Transactions with Parent and affiliates:
Payments related to commutation endorsements (1)	$7.8	$7.4	$0.6	$14.7
Shared services expenses allocated, net (2)	6.9	6.1	0.4	5.5
Concessions, general agent fees, administrative and underwriting fees	10.7	8.0	0.9	11.7
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(1)
Commutation endorsements reduce the reserves reported in funds held under deposit contracts on the consolidated balance sheets and interest credited on the consolidated statements of income, net of related payments.

(2)	Reported primarily in other underwriting and operating expenses on the consolidated statements of income.